UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2023

Item 1.

Reports to Stockholders

Fidelity® California Municipal Money Market Fund
(formerly Fidelity® California AMT Tax-Free Money Market Fund)

Annual Report
February 28, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance February 28, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® California Municipal Money Market Fund	2.57%
Institutional Class	2.84%
Premium Class	2.71%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2023, the most recent period shown in the table, would have been 2.77% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	69.7
8 - 30	5.9
31 - 60	13.8
61 - 90	2.5
91 - 180	7.6
> 180	0.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments February 28, 2023
Showing Percentage of Net Assets
Variable Rate Demand Note - 22.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.9%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.96% 3/7/23, VRDN (b)(c)	7,161	7,161
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.54% 3/7/23, VRDN (b)	2,600	2,600
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 2.8% 3/1/23, VRDN (b)(c)	8,600	8,600
West Jefferson Indl. Dev. Series 2008, 3.54% 3/7/23, VRDN (b)	9,590	9,590
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 2.8% 3/1/23, VRDN (b)(c)	6,520	6,520
TOTAL ALABAMA		34,471
Arizona - 0.2%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.61% 3/7/23, VRDN (b)	1,150	1,150
Series 2009 B, 3.61% 3/7/23, VRDN (b)	6,200	6,200
Series 2009 C, 3.6% 3/7/23, VRDN (b)	2,600	2,600
TOTAL ARIZONA		9,950
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 3.96% 3/7/23, VRDN (b)(c)	3,000	3,000
California - 19.5%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 3.4% 3/7/23, LOC BNP Paribas SA, VRDN (b)(c)	3,200	3,200
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2008 C1, 2.27% 3/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	13,610	13,610
Series 2008 E1, 2.55% 3/7/23, LOC MUFG Bank Ltd., VRDN (b)	8,580	8,580
Series 2008 F1, 2.27% 3/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	950	950
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 2% 3/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	5,920	5,920
California Gen. Oblig.:
Series 2003 C3, 2.25% 3/7/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,735	17,735
Series 2004 A9, 2.05% 3/7/23, LOC State Street Bank & Trust Co., Boston, VRDN (b)	10,165	10,165
Series 2005 A2-1, 2.55% 3/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	25,415	25,415
Series 2005 B1, 2.25% 3/7/23, LOC Wells Fargo Bank NA, VRDN (b)	16,535	16,535
Series 2005 B3, 2.56% 3/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	20,620	20,620
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 B, 1.65% 3/1/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)	14,150	14,150
(Dignity Health Proj.) Series 2011 C, 2.29% 3/7/23, LOC Bank of Montreal, VRDN (b)	18,940	18,940
(Scripps Health Proj.):
Series 2010 B, 2.35% 3/7/23, VRDN (b)	4,250	4,250
Series 2010 C, 2.35% 3/7/23, VRDN (b)	700	700
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 2.65% 3/7/23, VRDN (b)	200	200
Series 2011 B, 2.2% 3/7/23, LOC Bank of Montreal, VRDN (b)	900	900
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 2% 3/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	305	305
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 3.08% 3/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)(d)	35,915	35,908
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.) Series 2001 W1, 1.65% 3/1/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,300	1,300
(Maple Square Apt. Proj.) Series AA, 3.52% 3/7/23, LOC Citibank NA, VRDN (b)(c)	4,455	4,455
(Terraces at Park Marino Proj.) Series I, 3.53% 3/7/23, LOC BMO Harris Bank NA, VRDN (b)(c)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 2.81% 3/7/23, LOC Citibank NA, VRDN (b)(c)	5,730	5,730
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 1.9% 3/1/23 (Chevron Corp. Guaranteed), VRDN (b)	19,450	19,450
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 3.2% 3/7/23, LOC Wells Fargo Bank NA, VRDN (b)	2,885	2,885
Irvine Impt. Bond Act of 1915 (Assessment District #87-88 Proj.) Series 1999, 1.62% 3/1/23, LOC State Street Bank & Trust Co., Boston, VRDN (b)	320	320
Irvine Ranch Wtr. District Rev. (District #105, 113, 135, 161, 182, 213, 235, 250, 261 Impt. Proj.) Series 2008 A, 2.62% 3/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	7,330	7,330
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 1.65% 3/1/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	8,743	8,743
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 B3, 1.55% 3/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	7,400	7,400
Series 2002 A6, 1.6% 3/1/23 (Liquidity Facility Bank of America NA), VRDN (b)	2,800	2,800
Series 2021 A1, 1.55% 3/1/23 (Liquidity Facility Royal Bank of Canada), VRDN (b)	11,550	11,550
Series A3, 1.6% 3/1/23 (Liquidity Facility Royal Bank of Canada), VRDN (b)	38,300	38,300
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 B1, 2.15% 3/7/23 (Liquidity Facility UBS AG), VRDN (b)	5,000	5,000
Series 2001 B2, 1.55% 3/1/23 (Liquidity Facility UBS AG), VRDN (b)	300	300
Series 2019 A, 1.55% 3/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	3,250	3,250
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 2.81% 3/7/23, LOC Citibank NA, VRDN (b)(c)	2,100	2,100
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 3% 3/7/23, LOC BMO Harris Bank NA, VRDN (b)	5,965	5,965
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 2.1% 3/7/23, LOC JPMorgan Chase Bank, VRDN (b)	9,330	9,330
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 2.68% 3/7/23, LOC Bank of America NA, VRDN (b)	10,000	10,000
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) Series 2009, 2.67% 3/7/23, LOC Bank of America NA, VRDN (b)	300	300
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 2.73% 3/7/23, LOC Bank of America NA, VRDN (b)	44,910	44,910
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 2.4% 3/7/23, LOC Bank of America NA, VRDN (b)	22,525	22,525
San Diego Hsg. Auth. Multi-family Hsg. Rev. Series 2017 A, 2.9% 3/7/23, LOC Bank of America NA, VRDN (b)	63,890	63,890
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A1, 2.4% 3/7/23, LOC Bank of America NA, VRDN (b)(c)	9,380	9,380
Series 2018 C, 2.31% 3/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	12,380	12,380
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 2.05% 3/7/23, LOC TD Banknorth, NA, VRDN (b)	14,550	14,550
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 2.87% 3/7/23, LOC Citibank NA, VRDN (b)(c)	300	300
(Mission Creek Cmnty. Proj.) Series B, 2.81% 3/7/23, LOC Citibank NA, VRDN (b)(c)	2,510	2,510
(Ocean Beach Apts. Proj.) Series B, 2.81% 3/7/23, LOC Citibank NA, VRDN (b)(c)	3,730	3,730
Series 2000 G, 2.81% 3/7/23, LOC Citibank NA, VRDN (b)(c)	5,840	5,840
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 2.68% 3/7/23, LOC Bank of America NA, VRDN (b)	33,840	33,840
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 2.29% 3/7/23, LOC Wells Fargo Bank NA, VRDN (b)	11,460	11,460
Southern California Pub. Pwr. Auth. Rev. Series 2020 3, 1.65% 3/1/23, LOC U.S. Bank NA, Cincinnati, VRDN (b)	53,100	53,100
FHLMC:
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2011 A, 2.29% 3/7/23, LOC Freddie Mac, VRDN (b)	100	100
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 2.76% 3/7/23, LOC Freddie Mac, VRDN (b)(c)	20,000	20,000
FNMA:
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. ( Terrazza Apts. Proj.) Series 2002 A, 2.92% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	15,000	15,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Salvation Army S.F. Proj.) Series 2003 EEE, 2.93% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	8,505	8,505
Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 2.25% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	4,440	4,440
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 3.55% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	30,000	30,000
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 2.78% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	19,500	19,500
(Wood Canyon Villas Proj.) Series 2001 E, 2.78% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	13,330	13,330
San Jose Multi-family Hsg. Rev. (Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 3.55% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	16,500	16,500
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 3.48% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	16,295	16,295
(Shaffer Road Apts. Proj.) Series A, 3.48% 3/7/23, LOC Fannie Mae, VRDN (b)(c)	4,600	4,600
TOTAL CALIFORNIA		775,746
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 3.59% 3/7/23, VRDN (b)	600	600
Georgia - 0.2%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 3% 3/1/23, VRDN (b)(c)	8,000	8,000
Kansas - 0.2%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 3.7% 3/7/23, VRDN (b)	3,040	3,040
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.7% 3/7/23, VRDN (b)	200	200
Series 2007 B, 3.7% 3/7/23, VRDN (b)	900	900
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 3.7% 3/7/23, VRDN (b)	2,000	2,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 3.7% 3/7/23, VRDN (b)	3,500	3,500
TOTAL KANSAS		9,640
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 3.93% 3/7/23, VRDN (b)	8,000	8,000
Series 2010 B1, 3.95% 3/7/23, VRDN (b)	6,800	6,800
TOTAL LOUISIANA		14,800
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Mississippi Pwr. Co. Proj.) Series 2022, 3% 3/1/23, VRDN (b)(c)	2,000	2,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1998, 3.15% 3/1/23, VRDN (b)(c)	4,200	4,200
TOTAL MISSISSIPPI		6,200
Nebraska - 0.0%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 3.96% 3/7/23, VRDN (b)(c)	700	700
Series 1998, 3.96% 3/7/23, VRDN (b)(c)	300	300
TOTAL NEBRASKA		1,000
Pennsylvania - 0.0%
Beaver County Indl. Dev. Auth. Series 2018 A, 3.44% 3/7/23, LOC Truist Bank, VRDN (b)	300	300
Texas - 0.1%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 3.96% 3/7/23, VRDN (b)(c)	3,450	3,450
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 3.43% 3/7/23, VRDN (b)(c)	6,800	6,800
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 3.5% 3/7/23, VRDN (b)(c)	1,000	1,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.6% 3/7/23, VRDN (b)	230	230
TOTAL WYOMING		1,230
TOTAL VARIABLE RATE DEMAND NOTE (Cost $875,187)		875,187

Tender Option Bond - 43.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.0%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.54% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	375	375
California - 40.7%
Academy of Motion Picture Arts Participating VRDN Series 2017, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,865	4,865
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series XF 11 48, 3.51% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	12,692	12,692
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 17 XX 1045, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	16,000	16,000
Series XF 10 44, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	10,050	10,050
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	5,760	5,760
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,760	5,760
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 2022 XF 30 46, 3.43% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	8,000	8,000
Series XF 30 38, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	9,880	9,880
Series 15 XF0129, 3.45% 3/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	5,900	5,900
Series 15 XF2161, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,440	2,440
Series 15 XF2171, 3.43% 3/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	10,400	10,400
Series 2017 XF 2414, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,000	3,000
Series 2022 XF 14 15, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,705	1,705
Series 2022 ZF 30 55, 3.42% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,625	2,625
Series 2022 ZL 03 18, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	17,500	17,500
Series Floaters G 80, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,000	3,000
Series Floaters XM 06 93, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,225	2,225
Series Floaters YX 10 84, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,500	3,500
Series Floaters YX 10 90, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,845	8,845
Series RBC G 52, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,600	1,600
Series XF 13 51, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,755	6,755
Series XF 13 87, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,665	2,665
Series XF 29 82, 3.44% 3/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	3,650	3,650
Series XG 03 68, 3.45% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,315	1,315
California Health Facilities Fing. Auth. Rev.:
Bonds Series MS 00 07, 3.57%, tender 4/12/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	15,925	15,925
Participating VRDN:
Series 15 XF0120, 3.48% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	34,110	34,110
Series 15 XF2119, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,995	7,995
Series 16 ZF0212, 3.5% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,935	2,935
Series 17 04, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	138,710	138,710
Series 2017 XF 2048, 3.47% 3/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	10,500	10,500
Series 2017 XF 2417, 3.47% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	35,250	35,250
Series 2017, 3.47% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	31,335	31,335
Series 2022 XG 04 11, 3.47% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	16,985	16,985
Series BAML 50 25, 2.55% 3/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	15,790	15,790
Series BC 22 013, 3.17% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	12,305	12,305
Series BC 22 015, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,895	8,895
Series Floaters 013, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	49,565	49,565
Series Floaters XF 06 08, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	33,655	33,655
Series Floaters XF 06 22, 3.47% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	11,895	11,895
Series Floaters XF 06 33, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	36,080	36,080
Series Floaters XF 07 62, 3.5% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,900	6,900
Series Floaters XF 24 67, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	22,500	22,500
Series Floaters XF 24 71, 3.52% 3/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	8,000	8,000
Series Floaters XF 25 95, 3.5% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	7,200	7,200
Series Floaters XF 26 98, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,800	4,800
Series Floaters XG 01 25, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,625	5,625
Series Floaters XG 01 41, 3.48% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	17,325	17,325
Series Floaters XG 01 44, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	17,000	17,000
Series Floaters XL 00 45, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,270	5,270
Series Floaters XM 06 96, 3.45% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,885	6,885
Series Floaters ZM 05 02, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	15,500	15,500
Series MIZ 91 02, 2.55% 3/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	27,990	27,990
Series MS 3389, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	8,000	8,000
Series XF 14 32, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,000	1,000
Series XF 30 92, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,000	4,000
Series ZM 06 17, 3.48% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,000	5,000
California Muni. Fin. Auth. Rev. Participating VRDN:
Series Floaters XG 02 30, 3.5% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	3,740	3,740
Series Floaters XL 00 59, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,570	5,570
Series XG 04 63, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,005	2,005
California Pub. Works Board Lease Rev. Participating VRDN Series YX 11 91, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	14,260	14,260
California State Univ. Rev. Participating VRDN:
Series 2022 XX 12 63, 3.44% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,875	1,875
Series Floaters XF 24 41, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	23,060	23,060
Series XM 10 00, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,765	4,765
Series ZL 02 31, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,330	1,330
Series ZL 02 88, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,745	6,745
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series 2017:
3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,330	6,330
3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	18,750	18,750
Chaffey Unified High School District Participating VRDN Series XF 13 44, 3.45% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,760	4,760
Chino Valley Unified School District Participating VRDN:
Series XF 09 22, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,000	2,000
Series XF 14 65, 2.4% 3/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	14,565	14,565
Deutsche Bank Spears/Lifers Trust Participating VRDN:
Series DB 80 91, 3.47% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	25,125	25,125
Series DB 80 92, 3.47% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	5,975	5,975
Series DB 81 02, 3.46% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	7,440	7,440
Eastern Muni. Wtr. District Fing. Auth. Participating VRDN Series Floaters XF 24 48, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,400	2,400
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,150	9,150
Escondido Gen. Oblig. Participating VRDN Series Floaters G 77, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,885	3,885
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,535	5,535
Folsom-Cordova Unified School District Participating VRDN Series 2022 037, 2.6% 3/1/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,030	2,030
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series Floaters XG 02 43, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	7,450	7,450
Garvey School District Participating VRDN Series Floaters XF 26 60, 3.5% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,270	4,270
Grossmont-Cuyamaca Cmnty. College District Participating VRDN:
Series Floaters XG 01 88, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,000	4,000
Series ZL 02 91, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,700	2,700
Hayward Area Recreation and Park District Participating VRDN Series Floaters XF 24 68, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,000	5,000
Hayward Unified School District Gen. Oblig. Participating VRDN Series XF 14 38, 3.45% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,485	1,485
Los Angeles County Facilities, Inc. Participating VRDN Series 2022 XF 13 76, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,500	2,500
Los Angeles County Gen. Oblig. Participating VRDN Series XF 30 05, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,500	7,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series ZL 03 27, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,400	1,400
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN:
Series XM 10 94, 3.43% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,970	3,970
Series YX 11 55, 3.15% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,860	3,860
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 2018 XF 06 75, 3.48% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	8,400	8,400
Series 2021 XF 12 49, 3.48% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	3,305	3,305
Series 2022 XF 13 84, 3.48% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	1,500	1,500
Series 2022 XG 04 15, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	4,800	4,800
Series 2022 XM 10 37, 3.48% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	4,000	4,000
Series 2022:
3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	5,510	5,510
3.5% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	5,600	5,600
Series Floaters XF 27 24, 3.47% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	3,770	3,770
Series Floaters XG 02 32, 3.46% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	17,700	17,700
Series Floaters XX 10 28, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	975	975
Series XF 13 68, 3.47% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,250	2,250
Series XF 13 73, 3.47% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	865	865
Series XF 14 67, 3.07% 3/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	1,840	1,840
Series XF 14 83, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,600	1,600
Series XF 30 11, 3.47% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	2,800	2,800
Series XF 30 39, 3.47% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	15,000	15,000
Series XL 03 57, 2.4% 3/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,000	2,000
Series XM 10 85, 2.4% 3/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,700	2,700
Series ZL 03 10, 3.47% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,705	2,705
Series ZM 04 73, 3.48% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	305	305
Series ZM 04 87, 3.48% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	1,465	1,465
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XF 07 32, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,200	2,200
Series MS 3345, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,125	7,125
Series XF 14 41, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,500	3,500
Series XF 14 49, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,835	1,835
Series XF 30 25, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	8,000	8,000
Series XF 30 72, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,400	3,400
Series XL 04 04, 3.44% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,665	4,665
Series XM 10 40, 3.44% 3/7/23 (Liquidity Facility UBS AG) (b)(e)(f)	4,350	4,350
Series XX 12 40, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,125	4,125
Series ZL 02 85, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,890	5,890
Series ZL 03 26, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,335	1,335
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Floaters XG 01 21, 3.45% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,785	5,785
Series MS 3403, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	6,975	6,975
Series XL 03 99, 3.44% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	6,250	6,250
Los Angeles Unified School District Participating VRDN:
Series 2022 ZL 03 61, 3.42% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,950	4,950
Series Floaters XM 07 03, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,000	8,000
Series Floaters YX 10 87, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,750	3,750
Series XG 04 47, 3.44% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,625	5,625
Series XM 09 98, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,500	7,500
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 15 ZF0243, 3.45% 3/3/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,430	5,430
Series 2015 ZF 0242, 3.45% 3/3/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,100	2,100
Series ROC II R 14059, 3.44% 3/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	6,000	6,000
Series XG 03 67, 3.45% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,335	1,335
Series ZL 03 38 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,335	3,335
Lucia Mar Unified School District Participating VRDN Series 2017, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,400	6,400
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	6,315	6,315
Mount San Antonio Cmnty. College Participating VRDN Series Floaters XF 07 53, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,725	2,725
North Orange County Cmnty. College District Rev. Participating VRDN Series XX 12 39, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,000	5,000
Oakland Gen. Oblig. Participating VRDN Series RBC G 61, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,500	3,500
Oakland Unified School District Alameda County Participating VRDN Series ZL 02 42, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,800	1,800
Palmdale School District Participating VRDN Series 2022 045, 2.6% 3/1/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,980	1,980
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Participating VRDN:
Series ZF 14 35, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,130	2,130
Series ZL 04 09, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,430	2,430
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 3.47% 3/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	5,025	5,025
Riverside County Trans. Commission Toll Rev. Participating VRDN Series 2021 XG 03 41, 3.47% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	7,500	7,500
Sacramento Area Flood Cont. Agcy.:
Bonds Series G 118, 3.57%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	1,210	1,210
Participating VRDN:
Series Floaters XM 04 55, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,000	5,000
Series Floaters ZM 04 57, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,330	6,330
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	31,065	31,065
Sacramento City Unified School District Participating VRDN Series XG 03 93, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,600	3,600
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	5,355	5,355
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN:
Series XG 04 53, 3.52% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	5,000	5,000
Series XX 12 15, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	4,000	4,000
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Participating VRDN Series XM 00 47, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,665	6,665
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 00, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,000	4,000
Series Floaters XF 07 55, 2.4% 3/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	18,405	18,405
Series RBC G 51, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,000	1,000
Series XF 13 86, 3.45% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,915	2,915
Series XF 14 27, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,000	2,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series XF 13 31, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,875	1,875
Series XF 14 82, 2.9% 3/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,815	1,815
Series XG 03 81, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,150	2,150
Series XX 12 68, 3.44% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,795	2,795
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series 2022 027, 3.32% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,205	6,205
Series Floaters XF 07 12, 3.53% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	23,280	23,280
Series Floaters XL 01 01, 3.47% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	30,970	30,970
Series XG 03 63, 3.5% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	4,685	4,685
San Francisco City & County Ctfs. of Prtn. Participating VRDN Series XG 03 72, 3.45% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,135	3,135
San Francisco Pub. Utils. Commission Wtr. Rev. Participating VRDN Series XF 29 93, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,680	4,680
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 3.46% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	11,700	11,700
Southwestern Cmnty. College District Gen. Oblig. Participating VRDN Series Floaters XF 27 26, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,250	3,250
Sweetwater Union High School District Participating VRDN Series XM 10 14, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,270	5,270
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,500	7,500
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN:
Series 2022 XX 12 62, 3.44% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,875	1,875
Series Floaters YX 10 97, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,030	6,030
Series XF 13 06, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,665	2,665
Series XF 13 35, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,250	2,250
Series XF 13 40, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,665	1,665
Series XG 03 66, 3.45% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	22,050	22,050
Series XX 12 01, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,500	7,500
Series XX 12 75, 3.44% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,685	2,685
Series YX 12 05, 3.45% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,020	7,020
Univ. of California Revs. Participating VRDN:
Series 008, 2.6% 3/1/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,255	3,255
Series 16 XL0001, 3.44% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	15,375	15,375
Series 2022 XF 14 12, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,000	5,000
Series 2022 XF 30 48, 3.43% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,625	5,625
Series 2022 XX 12 58, 3.44% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,000	2,000
Series 2022 ZL 03 48, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,000	2,000
Series Floaters XF 06 32, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	10,135	10,135
Series Floaters XG 00 61, 3.48% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	5,350	5,350
Series Floaters XM 04 34, 3.44% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,500	7,500
Series Floaters YX 10 98, 3.44% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,100	6,100
Series XF 13 07, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,840	2,840
Series XF 14 79, 3.45% 3/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,280	1,280
Series XF 27 45, 3.45% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,900	9,900
Series XF 29 89, 3.45% 3/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,700	5,700
Series XL 04 00, 3.45% 3/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	4,000	4,000
Series ZL 02 33, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,000	1,000
Series ZL 02 84, 3.45% 3/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	10,000	10,000
Whittier Health Facilities Rev. Participating VRDN Series Floaters CTFS 030, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	18,865	18,865
TOTAL CALIFORNIA		1,617,362
Colorado - 0.3%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2022 004, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	11,000	11,000
Denver City & County Arpt. Rev. Bonds Series G-114, 3.67%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)(g)	475	475
TOTAL COLORADO		11,475
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,355	2,355
Series Floaters 016, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,100	7,100
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 3.6%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	2,600	2,600
TOTAL CONNECTICUT		12,055
District Of Columbia - 0.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN Series 2022 XG 04 04, 3.51% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	3,200	3,200
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 3.54% 3/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	200	200
TOTAL DISTRICT OF COLUMBIA		3,400
Florida - 0.3%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 3.67%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)(g)	300	300
Miami-Dade County Participating VRDN Series XF 11 59, 3.49% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	8,000	8,000
Miami-Dade County Aviation Rev. Participating VRDN Series 2022 025, 3.6% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	690	690
Orlando Health Participating VRDN Series 026, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,000	1,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XG 03 70, 3.52% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,860	1,860
Series XM 07 82, 3.49% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	800	800
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 3.49% 3/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	800	800
Series XM 08 68, 3.57% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	500	500
TOTAL FLORIDA		13,950
Georgia - 0.0%
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 3.52% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	630	630
Illinois - 0.1%
Chicago Gen. Oblig. Participating VRDN Series XM 10 05, 3.57% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	900	900
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,750	4,750
TOTAL ILLINOIS		5,650
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.52% 3/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	2,100	2,100
Louisiana - 0.2%
RIB Floater Trust Various States Participating VRDN Series Floater 2023, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,900	6,900
Maryland - 0.4%
RBC Muni. Products, Inc. Trust Bonds Series 2023, 3.62%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,100	2,100
Univ. of Maryland Med. Sys., Participating VRDN Series 2022 031, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	11,900	11,900
TOTAL MARYLAND		14,000
Michigan - 0.0%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.52% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	365	365
Missouri - 0.1%
Kansas City Indl. Dev. Auth. Participating VRDN Series XG 03 96, 3.61% 3/7/23 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	3,800	3,800
Nevada - 0.0%
Clark County School District Participating VRDN Series XF 14 73, 3.54% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,600	1,600
New York - 0.0%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 3.57% 4/11/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,000	1,000
Ohio - 0.2%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.52% 3/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	400	400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,090	1,090
Ohio Hosp. Rev. Participating VRDN Series 002, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,800	3,800
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 3.62%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	1,150	1,150
TOTAL OHIO		6,440
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 3.62%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	600	600
Texas - 0.2%
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Participating VRDN Series 2022 006, 3.57% 4/11/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,900	4,900
RBC Muni. Products, Inc. Trust Bonds Series G 124, 3.62%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)(h)	1,300	1,300
TOTAL TEXAS		6,200
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 3.62%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	800	800
Washington - 0.1%
Port of Seattle Rev. Participating VRDN Series XM 10 27, 3.56% 3/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	3,000	3,000
RBC Muni. Products, Inc. Trust Bonds Series G 123, 3.62%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	1,000	1,000
TOTAL WASHINGTON		4,000
TOTAL TENDER OPTION BOND (Cost $1,712,702)		1,712,702

Other Municipal Security - 28.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Bonds Series 2013 C, 6.375% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	1,560	1,584
California - 28.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2013 S4:
5% 4/1/23 (Pre-Refunded to 4/1/23 @ 100)	1,170	1,173
5% 4/1/23 (Pre-Refunded to 4/1/23 @ 100)	600	601
5% 4/1/23 (Pre-Refunded to 4/1/23 @ 100)	2,010	2,015
5% 4/1/23 (Pre-Refunded to 4/1/23 @ 100)	400	401
5% 4/1/23 (Pre-Refunded to 4/1/23 @ 100)	5,100	5,110
5.25% 4/1/23 (Pre-Refunded to 4/1/23 @ 100)	20,335	20,380
5.25% 4/1/23 (Pre-Refunded to 4/1/23 @ 100)	880	882
California Edl. Facilities Auth. Rev. Bonds:
(Stanford Univ. Proj.) Series T5, 5% 3/15/23	2,185	2,187
Series 2022 S3, 3% tender 5/16/23, CP mode	6,000	6,000
California Gen. Oblig.:
Bonds:
Series 2013, 5% 11/1/23	1,440	1,465
Series 2014:
4% 5/1/23	100	100
5% 12/1/23	925	938
Series 2015, 5% 3/1/23	3,470	3,470
Series 2016:
4% 9/1/23	500	502
5% 8/1/23	200	202
5% 9/1/23	370	373
Series 2017:
5% 8/1/23	150	151
5% 8/1/23	350	353
Series 2018, 5% 10/1/23	575	581
Series 2019:
4% 4/1/23	150	150
5% 4/1/23	500	501
5% 4/1/23	8,535	8,551
Series 2020:
3% 3/1/23	1,010	1,010
4% 3/1/23	225	225
Series 2021, 5% 10/1/23	195	197
Series 2022, 5% 4/1/23	1,825	1,829
Series 2022 A1, 3.35% 3/29/23, LOC Wells Fargo Bank NA, CP	15,188	15,188
Series 2023 A2:
1.95% 3/10/23, LOC Royal Bank of Canada, CP	22,585	22,585
2.45% 3/22/23, LOC Royal Bank of Canada, CP	32,050	32,050
3.07% 4/18/23, LOC Royal Bank of Canada, CP	20,000	20,000
Series 2023 A3:
2.7% 4/5/23, LOC UBS AG, CP	1,425	1,425
2.72% 3/29/23, LOC UBS AG, CP	5,500	5,500
Series 2023 A4:
2.28% 3/16/23, LOC Toronto-Dominion Bank, CP	20,000	20,000
3.05% 4/19/23, LOC Toronto-Dominion Bank, CP	13,015	13,015
Series 2023 A5:
1.75% 3/2/23, LOC U.S. Bank NA, Cincinnati, CP	38,190	38,190
3.07% 4/18/23, LOC U.S. Bank NA, Cincinnati, CP	20,000	20,000
Series 2023 A6, 2.05% 3/10/23, LOC Bank of America NA, CP	10,000	10,000
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2008 B2, 2.67%, tender 4/4/23 (b)	13,500	13,500
Series 2017 A, 5% 11/15/23	2,015	2,046
California Pub. Works Board Lease Rev. Bonds:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	150	151
Series 2014 D, 5% 9/1/23	630	637
Series 2015 F, 5% 5/1/23	940	944
Series 2016 B, 5% 4/1/23	575	576
Series 2017 C, 5% 3/1/23	4,150	4,150
Various Cap. Projs. Series 2019 B, 5% 5/1/23	750	753
Covina Valley Unified School District Bonds Series 2013 A, 5% 8/1/23 (Pre-Refunded to 8/1/23 @ 100)	900	909
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Bonds Series 2015 A, 5% 6/1/23	350	352
Series 2023 A1:
2.62% 5/4/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	27,290	27,290
3.15% 5/4/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	11,000	11,000
Series 2023 A2:
2.8% 3/7/23 (Liquidity Facility Bank of America NA), CP	12,000	12,000
2.95% 6/6/23 (Liquidity Facility Bank of America NA), CP	14,300	14,300
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds Series 2013 A:
5% 6/1/23 (Pre-Refunded to 6/1/23 @ 100)	1,015	1,020
5% 6/1/23 (Pre-Refunded to 6/1/23 @ 100)	820	824
Long Beach Hbr. Rev. Bonds:
Series 2015 A, 5% 5/15/23 (c)	130	131
Series 2015 B, 5% 5/15/23	500	502
Series 2020 B, 5% 5/15/23 (c)	3,080	3,092
Los Angeles Cmnty. College District Bonds:
Series 2013 F, 4% 8/1/23 (Pre-Refunded to 8/1/23 @ 100)	28,000	28,116
Series 2015 A, 5% 8/1/23	275	278
Series 2015 C, 5% 8/1/23	300	302
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series 2023 B:
2% 3/1/23, LOC U.S. Bank NA, Cincinnati, CP	18,000	18,000
3% 4/4/23, LOC U.S. Bank NA, Cincinnati, CP	10,220	10,220
3% 4/4/23, LOC U.S. Bank NA, Cincinnati, CP	13,000	13,000
Los Angeles County Ctfs. of Prtn. Bonds (Disney Concert Hall Parking Garage Proj.) Series 2012, 5% 3/1/23	1,580	1,580
Los Angeles County Gen. Oblig. TRAN Series 2022, 4% 6/30/23	18,865	18,936
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Bonds Series 2022 A, 5% 7/1/23	265	266
Series 2023 ATE, 2.3% 5/16/23, LOC Bank of America NA, CP	3,000	3,000
Los Angeles Dept. Arpt. Rev.:
Bonds:
Series 2015 D, 5% 5/15/23 (c)	1,390	1,397
Series 2016 A:
5% 5/15/23 (c)	880	883
5% 5/15/23 (Escrowed to Maturity) (c)	120	120
Series 2017 B:
5% 5/15/23 (c)	1,130	1,136
5% 5/15/23	260	261
Series 2018 C, 5% 5/15/23 (c)	120	121
Series 2018 D, 5% 5/15/23 (c)	1,140	1,144
Series 2019 C, 5% 5/15/23 (Escrowed to Maturity)	850	853
Series 2019 F, 5% 5/15/23 (c)	3,800	3,813
Series A, 5% 5/15/23 (c)	125	125
Series 2022 B1, 2.9% 4/4/23, LOC PNC Bank NA, CP (c)	22,500	22,500
Series 2023, 3.25% 6/16/23, LOC Bank of America NA, CP (c)	17,461	17,461
Los Angeles Dept. of Wtr. & Pwr. Rev. Bonds:
Series 2019 B, 5% 7/1/23	235	237
Series 2022 E, 5% 7/1/23	3,500	3,525
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Bonds Series 2022 B, 5% 7/1/23	120	121
Los Angeles Gen. Oblig. TRAN Series 2022, 4% 6/29/23	90,170	90,516
Los Angeles Hbr. Dept. Rev. Bonds:
Series 2014 A, 5% 8/1/23 (c)	3,345	3,376
Series 2015 A, 5% 8/1/23	375	378
Series 2019 A, 5% 8/1/23 (c)	1,800	1,815
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2022 A3, 3.35% 3/29/23, LOC U.S. Bank NA, Cincinnati, CP	4,000	4,000
Series 2023 A1:
2.07% 3/10/23, LOC BMO Harris Bank NA, CP	37,600	37,600
2.25% 4/6/23, LOC BMO Harris Bank NA, CP	10,000	10,000
Series 2023 A2, 3.45% 4/25/23, LOC Bank of America NA, CP	17,000	17,000
Series 2023 A3:
2.07% 3/10/23, LOC U.S. Bank NA, Cincinnati, CP	5,500	5,500
3% 4/4/23, LOC U.S. Bank NA, Cincinnati, CP	17,000	17,000
Los Angeles Unified School District Bonds:
Series 2016, 5% 7/1/23	330	332
Series A, 5% 7/1/23	110	111
Los Angeles Wastewtr. Sys. Rev.:
Series 2023 A1, 2.1% 3/1/23, LOC Barclays Bank PLC, CP	9,375	9,375
Series 2023 A2, 2.52% 4/19/23, LOC Toronto-Dominion Bank, CP	10,000	10,000
Rio Elem Scd Cmnty. Facilities Dis Bonds Series 2013, 5.5% 9/1/23 (Pre-Refunded to 9/1/23 @ 100)	4,915	4,983
Riverside County Gen. Oblig. TRAN Series 2022, 5% 6/30/23	14,690	14,821
Riverside County Trans. Commission Sales Tax Rev. Bonds Series 2013 A, 5.25% 6/1/23 (Pre-Refunded to 6/1/23 @ 100)	4,025	4,047
Sacramento Muni. Util. District Elec. Rev.:
Series 2023 L1, 2.1% 3/1/23, LOC Barclays Bank PLC, CP	29,500	29,500
Series 2023 M1:
2.7% 3/8/23, LOC Bank of America NA, CP	17,000	17,000
3.15% 4/5/23, LOC Bank of America NA, CP	9,000	9,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Bonds Series 2013 B:
5% 7/1/23 (Escrowed to Maturity) (c)	3,465	3,485
5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100) (c)	500	503
5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100) (c)	1,150	1,157
5% 7/1/23 (Pre-Refunded to 7/1/23 @ 100) (c)	27,475	27,665
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2022 B, 2.59% 3/1/23, LOC Bank of America NA, CP	3,403	3,403
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2022 A, 2.9% 3/7/23, LOC Wells Fargo Bank NA, CP	12,000	12,000
San Diego Unified School District:
Bonds Series 2022 M2, 5% 7/1/23	1,100	1,108
TRAN Series 2022 A, 4% 6/30/23	1,720	1,725
San Francisco Bay Area Rapid Transit Fing. Auth. Bonds Series 2013 C, 5% 8/1/23	360	363
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2023 A2, 3.38% 6/7/23, LOC Sumitomo Mitsui Banking Corp., CP (c)	17,775	17,775
Series 2023 A4, 3.35% 6/7/23, LOC U.S. Bank NA, Cincinnati, CP (c)	29,200	29,200
Series 2023 B4:
3.05% 6/7/23, LOC U.S. Bank NA, Cincinnati, CP	4,080	4,080
3.05% 6/7/23, LOC U.S. Bank NA, Cincinnati, CP	8,535	8,535
San Francisco City & County Ctfs. of Prtn. Bonds Series 2017 B, 5% 4/1/23	340	341
San Francisco City & County Gen. Oblig.:
Bonds Series 2021 R1, 5% 6/15/23	310	311
Series 2022 2, 2.8% 3/2/23 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	3,028	3,028
San Francisco City & County Pub. Util. Commission Wastewtr. Rev.:
Series 2022 A1, 2.5% 3/7/23, LOC Sumitomo Mitsui Banking Corp., CP	36,045	36,045
Series 2023 A1, 2.78% 3/7/23, LOC Sumitomo Mitsui Banking Corp., CP	20,507	20,507
Series 2023 A2:
2.65% 3/8/23, LOC Bank of America NA, CP	27,568	27,568
2.78% 3/7/23, LOC Sumitomo Mitsui Banking Corp., CP	45,485	45,485
Series 2023 A7, 2.95% 3/15/23, LOC Sumitomo Mitsui Banking Corp., CP	35,000	35,000
San Francisco Muni. Trans. Agcy. Bonds Series 2013, 5% 3/1/23 (Pre-Refunded to 3/1/23 @ 100)	1,000	1,000
San Jose Fing. Auth. Lease Rev. Bonds (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23 (Pre-Refunded to 6/1/23 @ 100)	100	101
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2022 A:
2.7% 3/6/23, LOC MUFG Bank Ltd., CP	14,730	14,730
2.75% 3/6/23, LOC MUFG Bank Ltd., CP	11,400	11,400
Southwestern Cmnty. College District Gen. Oblig. Bonds Series 2021 D, 4% 8/1/23	500	502
Univ. of California Regents Med. Ctr. Pool Rev. Bonds Series 2013 J:
5% 5/15/23 (Pre-Refunded to 5/15/23 @ 100)	325	326
5.25% 5/15/23 (Pre-Refunded to 5/15/23 @ 100)	490	492
5.25% 5/15/23 (Pre-Refunded to 5/15/23 @ 100)	500	502
Univ. of California Revs. Bonds:
Series 2013 AF:
5% 5/15/23	505	508
5% 5/15/23 (Pre-Refunded to 5/15/23 @ 100)	3,645	3,660
Series 2013 AK, 5%, tender 5/15/23 (b)	24,800	24,922
Series 2017 AY, 5% 5/15/23	320	321
Series 2021 BH, 4% 5/15/23	610	611
Series 2022 S, 5% 5/15/23	435	437
Series AO, 5% 5/15/23	150	151
Series I, 5% 5/15/23	500	502
Walnut Energy Ctr. Auth. Rev. Series 2023 B, 2.95% 4/4/23, LOC Wells Fargo Bank NA, CP	19,331	19,331
TOTAL CALIFORNIA		1,144,006
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.67%, tender 9/26/23 (b)(h)	1,800	1,800
TOTAL OTHER MUNICIPAL SECURITY (Cost $1,147,390)		1,147,390

Investment Company - 5.8%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.19% (i)(j) (Cost $229,863)	229,820	229,863

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,965,142)	3,965,142
NET OTHER ASSETS (LIABILITIES) - 0.3%	12,519
NET ASSETS - 100.0%	3,977,661

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,908,000 or 0.9% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,435,000 or 0.2% of net assets.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 3.6%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	2,600

Denver City & County Arpt. Rev. Bonds Series G-114, 3.67%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada)	12/01/22	475

Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 3.67%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	300

Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 3.62%, tender 6/1/23 (Liquidity Facility Royal Bank of Canada)	12/01/22	1,150

RBC Muni. Products, Inc. Trust Bonds Series G 123, 3.62%, tender 5/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	1,000

RBC Muni. Products, Inc. Trust Bonds Series G 124, 3.62%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	1,300

Sacramento Area Flood Cont. Agcy. Bonds Series G 118, 3.57%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	10/12/22	1,210

South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 3.62%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	600

Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 3.62%, tender 8/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21 - 12/20/22	800

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.19%	-	690,982	461,119	3,724	-	-	229,863	10.8%
Fidelity Tax-Free Cash Central Fund 3.09%	126,140	969,463	1,095,612	2,624	9	-	-	0.0%
Total	126,140	1,660,445	1,556,731	6,348	9	-	229,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		February 28, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,735,279)	$3,735,279
Fidelity Central Funds (cost $229,863)	229,863

Total Investment in Securities (cost $3,965,142)		$3,965,142
Cash		4,008
Receivable for investments sold		9,450
Receivable for fund shares sold		15,081
Interest receivable		23,151
Distributions receivable from Fidelity Central Funds		470
Receivable from investment adviser for expense reductions		121
Other receivables		15
Total assets		4,017,438
Liabilities
Payable for investments purchased	$28,487
Payable for fund shares redeemed	9,597
Distributions payable	819
Accrued management fee	638
Other affiliated payables	229
Other payables and accrued expenses	7
Total Liabilities		39,777
Net Assets		$3,977,661
Net Assets consist of:
Paid in capital		$3,977,486
Total accumulated earnings (loss)		175
Net Assets		$3,977,661

Net Asset Value and Maximum Offering Price
Fidelity California Municipal Money Market Fund :
Net Asset Value , offering price and redemption price per share ($11,416 ÷ 11,416 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($2,340,366 ÷ 2,337,932 shares)		$1.00
Premium Class :
Net Asset Value , offering price and redemption price per share ($1,625,879 ÷ 1,624,222 shares)		$1.00

Statement of Operations
Amounts in thousands		Year ended February 28, 2023
Investment Income
Interest		$49,172
Income from Fidelity Central Funds		6,340
Total Income		55,512
Expenses
Management fee	$6,250
Transfer agent fees	2,077
Independent trustees' fees and expenses	10
Miscellaneous	12
Total expenses before reductions	8,349
Expense reductions	(1,093)
Total expenses after reductions		7,256
Net Investment income (loss)		48,256
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	131
Fidelity Central Funds	9
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		148
Net increase in net assets resulting from operations		$48,404
Statement of Changes in Net Assets

Amount in thousands	Year ended February 28, 2023	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,256	$229
Net realized gain (loss)	148	582
Net increase in net assets resulting from operations	48,404	811
Distributions to shareholders	(48,271)	(229)
Share transactions - net increase (decrease)	2,008,525	(509,898)
Total increase (decrease) in net assets	2,008,658	(509,316)

Net Assets
Beginning of period	1,969,003	2,478,319
End of period	$3,977,661	$1,969,003

Financial Highlights
Fidelity® California Municipal Money Market Fund

Years ended February 28,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss) B	.009
Net realized and unrealized gain (loss)	- C
Total from investment operations	.009
Distributions from net investment income	(.009)
Distributions from net realized gain	- C
Total distributions	(.009)
Net asset value, end of period	$1.00
Total Return D,E	.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H
Expenses net of fee waivers, if any	.42% H
Expenses net of all reductions	.42% H
Net investment income (loss)	2.12% H
Supplemental Data
Net assets, end of period (in millions)	$11

A For the period September 22, 2022 (commencement of sale of shares) through February 28, 2023.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

Fidelity® California Municipal Money Market Fund Institutional Class

Years ended February 28,	2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.014	- C	.003	.012	.013
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.014	- C	.003	.012	.013
Distributions from net investment income	(.014)	- C	(.003)	(.012)	(.013)
Distributions from net realized gain	- C	-	- C	- C	- C
Total distributions	(.014)	- C	(.003)	(.012)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	1.38%	.01%	.26%	1.16%	1.29%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.09%	.18%	.20%	.20%
Expenses net of all reductions	.20%	.09%	.18%	.20%	.20%
Net investment income (loss)	1.57%	.01%	.29%	1.14%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$2,340	$1,523	$1,963	$3,527	$2,775

A For the year ended February 29.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® California Municipal Money Market Fund Premium Class

Years ended February 28,	2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.013	- C	.002	.011	.012
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.013	- C	.002	.011	.012
Distributions from net investment income	(.013)	- C	(.002)	(.011)	(.012)
Distributions from net realized gain	- C	-	- C	- C	- C
Total distributions	(.013)	- C	(.002)	(.011)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	1.28%	.01%	.22%	1.06%	1.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.09%	.22%	.30%	.30%
Expenses net of all reductions	.30%	.09%	.22%	.30%	.30%
Net investment income (loss)	1.47%	.01%	.25%	1.04%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$1,626	$446	$513	$675	$686

A For the year ended February 29.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended February 28, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity California Municipal Money Market Fund (the Fund) (formerly Fidelity California AMT Tax-Free Money Market Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity California Municipal Money Market Fund, Premium Class (formerly California AMT Tax-Free Money Market Fund) and Institutional Class shares, each of which has equal rights as to assets and voting privileges.   Service Class was liquidated on August 12, 2022. Fidelity California Municipal Money Market Fund shares commenced sale on September 22, 2022. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of February 28, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$3,965,142

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$97
Undistributed long-term capital gain	$78

The tax character of distributions paid was as follows:

	February 28, 2023	February 28, 2022
Tax-exempt Income	$48,230	$229
Ordinary Income	41	-
Total	$48,271	$229

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund adopted separate Distribution and Service Plans for each class of shares. Service Class paid Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC paid financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$- A	$- A

A Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of Fidelity California Municipal Money Market Fund and Premium Class, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. Fidelity California Municipal Money Market Fund and Premium Class pay a transfer agent fee equal to an annual rate of .22% and .10% of class-level average net assets, respectively. For the period, transfer agent fees for each class were as follows:

Amount
Fidelity California Municipal Money Market Fund	$7
Institutional Class	1,067
Premium Class	1,003
Service Class	- A
$2,077

A Amount represents less than five hundred dollars

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Municipal Money Market Fund	185,075	51,405	-

5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $1,064 and an amount of less than five hundred dollars, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Premium Class	5
Service Class	- A

A Amount represents less than five hundred dollars.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $20. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Service Class	- A

A Amount represents less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2023 A	Year ended February 28, 2022
Fidelity California Municipal Money Market Fund
Distributions to shareholders
Fidelity California Municipal Money Market Fund	$62	$-
Institutional Class	31,130	182
Premium Class	17,079	47
Service Class	-	- B
Total	$48,271	$229

A Distributions for Fidelity California Municipal Money Market Fund are for the period September 22, 2022 (commencement of sale of shares) through February 28, 2023.
B Amount represents less than five hundred dollars.

7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2023 A	Year ended February 28, 2022	Year ended February 28, 2023 A	Year ended February 28, 2022
Fidelity California Municipal Money Market Fund
Fidelity California Municipal Money Market Fund
Shares sold	16,838	-	$16,838	$-
Reinvestment of distributions	55	-	55	-
Shares redeemed	(5,477)	-	(5,477)	-
Net increase (decrease)	11,416	-	$11,416	$-
Institutional Class
Shares sold	4,488,896	736,844	$4,488,896	$736,844
Reinvestment of distributions	27,550	164	27,550	164
Shares redeemed	(3,700,040)	(1,177,686)	(3,700,040)	(1,177,686)
Net increase (decrease)	816,406	(440,678)	$816,406	$(440,678)
Premium Class
Shares sold	701,589	161,634	$701,580	$161,634
Issued in exchange for the shares of the Target Fund(s)	1,125,928	-	1,127,846	-
Reinvestment of distributions	16,177	41	16,177	41
Shares redeemed	(664,878)	(229,403)	(664,878)	(229,403)
Net increase (decrease)	1,178,816	(67,728)	$1,180,725	$(67,728)
Service Class
Shares sold	6	- B	$6	$- C
Shares redeemed	(28)	(1,492)	(28)	(1,492)
Net increase (decrease)	(22)	(1,492)	$(22)	$(1,492)

A Share transactions for Fidelity California Municipal Money Market Fund are for the period September 22, 2022 (commencement of sale of shares) through February 28, 2023.
B Amount represents less than five hundred shares.
C Amount represents less than five hundred dollars.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Merger Information.
On September 16, 2022, Fidelity California Municipal Money Market Fund (formerly Fidelity California AMT Tax-Free Money Market Fund) acquired all of the assets and assumed all of the liabilities of Fidelity California Municipal Money Market Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization ("Agreements") approved by the Board of Trustees ("The Board").   The securities held by the Target Fund were the primary assets acquired by Fidelity California Municipal Money Market Fund.   The acquisition was accomplished by an exchange of Premium Class (formerly Fidelity California AMT Tax-Free Money Market Fund) of Fidelity California Municipal Money Market Fund for shares outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by Fidelity California Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of Fidelity California Municipal Money Market Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.   The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio
Fidelity California Municipal Money Market Fund	1,117,559	-	1,127,846	1,125,928	1.0000

Surviving Fund	Net Assets ($)	Total net assets after the acquisition ($)
Fidelity California Municipal Money Market Fund (formerly Fidelity California AMT Tax-Free Money Market Fund)	2,657,669	3,785,515

Pro forma results of operations of the combined entity for the entire period ended February 28, 2023, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$52,145
Total net realized gain (loss)	140
Total change in net unrealized appreciation (depreciation)	-
Net increase (decrease in net assets resulting from operations	$52,285

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since September 16, 2022.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity California Municipal Trust II and Shareholders of Fidelity California Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity California Municipal Money Market Fund (one of the funds constituting Fidelity California Municipal Trust II, referred to hereafter as the "Fund") as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 11, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 292 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2022 to February 28, 2023) for Institutional Class and Premium Class and for the period (September 22, 2022 to February 28, 2023) for Fidelity® California Municipal Money Market Fund. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2022 to February 28, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value February 28, 2023	Expenses Paid During Period
Fidelity® California Municipal Money Market Fund
Fidelity® California Municipal Money Market Fund	.42%
Actual		$ 1,000	$ 1,008.90	$ 1.85 C
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.11 D
Institutional Class	.20%
Actual		$ 1,000	$ 1,010.60	$ 1.00 C
Hypothetical- B		$ 1,000	$ 1,023.80	$ 1.00 D
Premium Class	.30%
Actual		$ 1,000	$ 1,010.10	$ 1.50 C
Hypothetical- B		$ 1,000	$ 1,023.31	$ 1.51 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C    Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 / 365 (to reflect the one-half year period) for  Institutional Class and Premium Class and multiplied by 160 / 365 (to reflect the period September 22, 2022 to February 28, 2023) for Fidelity® California Municipal Money Market Fund.

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2023, $135,726, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2023, 100% of the Fidelity California Municipal Money Market Fund's (formerly Fidelity California AMT Tax-Free Money Market Fund) income dividends was free from federal income tax, and 14.88% of the fund's income dividends was subject to the federal alternative minimum tax.

During fiscal year ended September 16, 2022 (merger date), 100% of the Target Fund's (Fidelity California Municipal Money Market Fund) income dividends were free from federal income tax, and 48.19% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Money Market Fund (formerly, Fidelity California AMT Tax-Free Money Market Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Institutional Class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (Institutional Class) and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (Institutional Class) of the fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the Institutional Class ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class and Service Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.20% and 0.45% through at least April 29, 2023.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.855631.115
SCM-ANN-0423

Item 2.

Code of Ethics

As of the end of the period, February 28, 2023, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity California Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

February 28, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Money Market Fund	$39,600	$2,800	$2,100	$1,200

February 28, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Money Market Fund	$35,800	$2,900	$2,000	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2023A	February 28, 2022A
Audit-Related Fees	$7,914,600	$8,239,800
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2023A	February 28, 2022A
PwC	$12,890,800	$13,848,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 20, 2023